Federated Investors
World-Class Investment Manager

Federated Total Return Bond Fund

A Portfolio of Federated Total Return Series, Inc.

SEMI-ANNUAL REPORT

May 31, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

May 31, 2002 (unaudited)

Principal Amount			Value
		CORPORATE BONDS--31.4%
		Aerospace & Defense--0.9%
$2,000,000		Boeing Capital Corp., Sr. Note, 6.50%, 2/15/2012	$2,070,740
1,000,000		Boeing Capital Corp., Sr. Note, 6.68%, 12/1/2003	1,041,380
325,000		Raytheon Co., Note, 6.30%, 3/15/2005	334,942
2,425,000		Raytheon Co., Note, 6.75%, 8/15/2007	2,534,101

		TOTAL	5,981,163

		Air Transportation--1.6%
2,950,000		Delta Air Lines, Inc., Pass Thru Cert., 7.57%, 11/18/2012	3,088,709
750,000		Delta Air Lines, Inc., Pass Thru Cert., 7.92%, 11/18/2010	768,608
1,391,260		Northwest Airlines Corp., Pass Thru Cert., 7.935%, 4/1/2019	1,510,964
718,307		Northwest Airlines Corp., Pass Thru Cert., 8.072%, 10/1/2019	788,163
1,000,000		Southwest Airlines Co., Note, 6.50%, 3/1/2012	1,012,740
3,000,000		United Air Lines, Pass Thru Cert., 7.73%, 7/1/2010	2,780,970

		TOTAL	9,950,154

		Automotive--0.9%
255,000		Ford Motor Co., Unsecured Note, 7.45%, 7/16/2031	248,105
4,000,000		Hertz Corp., Jr. Sub. Note, 7.00%, 7/15/2003	4,076,800
550,000		Hertz Corp., Sr. Note, 7.625%, 8/15/2007	574,156
650,000		Hertz Corp., Sr. Note, 8.25%, 6/1/2005	689,013

		TOTAL	5,588,074

		Banking--2.0%
150,000		Ahmanson (H.F.) & Co., Sub. Note, 7.875%, 9/1/2004	161,666
2,750,000	[1]	Barclays Bank PLC, Bond, 8.55%, 6/15/2011	3,127,658
2,250,000		Capital One Bank, Sr. Note, 6.875%, 2/1/2006	2,266,785
260,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005	266,661
550,000		GreenPoint Bank, Sr. Note, 6.70%, 7/15/2002	552,750
1,000,000		Hudson United Bank, Sub. Note, 7.00%, 5/15/2012	1,016,890
1,490,034	[1]	Regional Diversified Funding, Sr. Note, 9.25%, 3/15/2030	1,577,467
300,000		Summit Capital Trust I, Company Guarantee, 8.40%, 3/15/2027	305,853
3,750,000		U.S. Bank N.A., Sub. Note, 6.30%, 2/4/2014	3,837,563

		TOTAL	13,113,293

Principal Amount			Value
		CORPORATE BONDS--continued
		Beverage & Tobacco--0.2%
$1,175,000		Anheuser-Busch Cos., Inc., Note, 7.00%, 9/1/2005	$1,226,042

		Broadcast Radio & TV--2.0%
2,000,000		AOL Time Warner, Inc., Bond, 7.625%, 4/15/2031	1,937,120
1,250,000		AOL Time Warner, Inc., Note, 5.625%, 5/1/2005	1,250,263
2,000,000		Clear Channel Communications, Inc., Sr. Note, 7.25%, 9/15/2003	2,058,120
3,150,000		Grupo Televisa SA, Note, 8.00%, 9/13/2011	3,173,625
4,000,000		Univision Communications, Inc., Sr. Note, 7.85%, 7/15/2011	4,117,440

		TOTAL	12,536,568

		Cable Television--0.3%
1,680,000		Continental Cablevision, Deb., 9.50%, 8/1/2013	1,741,270

		Chemicals & Plastics--0.1%
500,000	[1]	Fertinitro Finance, Inc., Company Guarantee, 8.29%, 4/1/2020	343,328

		Consumer Products--1.0%
4,000,000		Albecca, Inc., Company Guarantee, 10.75%, 8/15/2008	4,460,000
2,000,000		Alberto-Culver Co., Unsecured Note, 8.25%, 11/1/2005	2,164,340

		TOTAL	6,624,340

		Ecological Services & Equipment--0.6%
400,000		USA Waste Services, Inc., Sr. Note, 7.00%, 10/1/2004	414,356
1,300,000		USA Waste Services, Inc., Sr. Note, 7.125%, 10/1/2007	1,342,094
750,000		Waste Management, Inc., Deb., 8.75%, 5/1/2018	815,220
1,000,000		Waste Management, Inc., Sr. Note, 7.375%, 8/1/2010	1,031,180

		TOTAL	3,602,850

		Education--0.4%
1,800,000		Boston University, MTN, 7.625%, 7/15/2097	1,820,700
725,000		Harvard University, Deb., 8.125%, 4/15/2007	823,680

		TOTAL	2,644,380

		Finance-Automotive--1.1%
2,000,000		Ford Motor Credit Co., Note, 6.875%, 2/1/2006	2,062,540
200,000		General Motors Acceptance Corp., MTN, 6.75%, 6/17/2002	200,386
3,000,000		General Motors Acceptance Corp., Note, 5.75%, 11/10/2003	3,068,310
850,000		General Motors Acceptance Corp., Note, 6.875%, 9/15/2011	862,980
1,000,000		General Motors Acceptance Corp., Note, 7.50%, 7/15/2005	1,066,210

		TOTAL	7,260,426

Principal Amount			Value
		CORPORATE BONDS--continued
		Finance-Retail--1.1%
$2,750,000		Household Finance Corp., Note, 6.375%, 10/15/2011	$2,677,290
1,000,000		Household Finance Corp., Note, 6.50%, 1/24/2006	1,030,870
1,250,000		Household Finance Corp., Note, 7.00%, 5/15/2012	1,268,650
150,000		Household Finance Corp., Sr. Note, 5.875%, 9/25/2004	154,661
2,000,000		Sears Roebuck Acceptance Corp., Note, 6.70%, 4/15/2012	2,047,200

		TOTAL	7,178,671

		Financial Intermediaries--1.2%
400,000		Bankers Trust Corp., Sub. Note, 8.25%, 5/1/2005	433,208
150,000		Bear Stearns Cos., Inc., Sr. Note, 6.125%, 2/1/2003	152,960
2,000,000	[1]	FMR Corp., Bond, 7.57%, 6/15/2029	2,160,120
1,500,000		Goldman Sachs Group, Inc., Note, 6.60%, 1/15/2012	1,527,510
750,000		Lehman Brothers Holdings, Inc., Bond, 7.00%, 5/15/2003	776,055
200,000		Lehman Brothers Holdings, Inc., Note, 6.50%, 10/1/2002	202,852
250,000		Lehman Brothers Holdings, Inc., Note, 8.50%, 8/1/2015	287,463
2,250,000		Waddell & Reed Financial, Inc., Note, 7.50%, 1/18/2006	2,365,628

		TOTAL	7,905,796

		Financial Services--1.5%
120,000		FINOVA Group, Inc., Note, 7.50%, 11/15/2009	42,600
2,000,000		MBNA Corp., MTN, 7.50%, 3/15/2012	2,082,320
4,500,000		SLM Corp., MTN, 5.625%, 4/10/2007	4,679,055
2,750,000		Textron Financial Corp., Note, 5.875%, 6/1/2007	2,760,890

		TOTAL	9,564,865

		Food & Drug Retailers--0.1%
150,000		Kroger Co., Company Guarantee, 7.45%, 3/1/2008	163,328
295,000		Safeway, Inc., Note, 6.05%, 11/15/2003	305,667

		TOTAL	468,995

		Food Products--0.9%
1,250,000		General Mills, Inc., Note, 6.00%, 2/15/2012	1,242,425
3,500,000		Kellogg Co., Deb., 7.45%, 4/1/2031	3,828,650
950,000		Kraft Foods, Inc., Note, 5.625%, 11/1/2011	931,931

		TOTAL	6,003,006

Principal Amount			Value
		CORPORATE BONDS--continued
		Forest Products--1.3%
$5,130,000		Quno Corp., Sr. Note, 9.125%, 5/15/2005	$5,247,887
2,800,000	[1]	Weyerhaeuser Co., Bond, 7.375%, 3/15/2032	2,888,648

		TOTAL	8,136,535

		Health Care--0.4%
910,000		Guidant Corp., Note, 6.15%, 2/15/2006	927,372
1,500,000		UnitedHealth Group, Inc., Note, 7.50%, 11/15/2005	1,634,805

		TOTAL	2,562,177

		Industrial Products & Equipment--0.5%
750,000		Tyco International Group SA, Company Guarantee, 4.95%, 8/1/2003	704,063
3,000,000		Tyco International Group SA, Note, 6.375%, 10/15/2011	2,587,500

		TOTAL	3,291,563

		Insurance--0.8%
600,000		Delphi Financial Group, Inc., Note, 9.31%, 3/25/2027	450,330
3,750,000		Delphi Financial Group, Inc., Sr. Note, 8.00%, 10/1/2003	3,868,013
400,000		Hartford Life, Inc., Note, 7.10%, 6/15/2007	430,800
360,000	[1]	Life Re Capital Trust I, Company Guarantee, 8.72%, 6/15/2027	369,194

		TOTAL	5,118,337

		Leisure & Entertainment--0.5%
1,650,000		International Speedway Corp., Company Guarantee, 7.875%, 10/15/2004	1,720,587
1,500,000		Viacom, Inc., Sr. Deb., 8.25%, 8/1/2022	1,555,920

		TOTAL	3,276,507

		Metals & Mining--0.8%
1,534,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	1,638,941
415,000		Inco Ltd., Note, 9.60%, 6/15/2022	441,211
2,000,000		Noranda, Inc., Deb., 8.125%, 6/15/2004	2,067,960
1,200,000	[1]	Normandy Finance Ltd., Company Guarantee, 7.50%, 7/15/2005	1,230,961

		TOTAL	5,379,073

		Oil & Gas--1.8%
800,000		Anadarko Petroleum Corp., Deb., 6.80%, 7/2/2002	803,424
750,000		Anadarko Petroleum Corp., Note, 7.00%, 10/15/2006	798,233
2,000,000		Conoco Funding Co., Company Guarantee, 7.25%, 10/15/2031	2,151,500
1,000,000		Enterprise Oil PLC, Sr. Note, 7.00%, 5/1/2018	1,061,350
Principal Amount			Value
		CORPORATE BONDS--continued
		Oil & Gas--continued
$250,000		Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006	$258,608
1,000,000		Husky Oil Ltd., Sr. Unsecured Deb., 7.55%, 11/15/2016	1,011,820
1,650,000		Pemex Project Funding Master Trust, Company Guarantee, 9.125%, 10/13/2010	1,821,650
2,500,000	[1]	WCG Note Trust, Secured Note, 8.25%, 3/15/2004	2,407,675
1,200,000		Williams Cos., Inc. (The), Note, 6.625%, 11/15/2004	1,205,208

		TOTAL	11,519,468

		Pharmaceutical--0.7%
2,250,000		American Home Products Corp., Note, 6.25%, 3/15/2006	2,349,518
1,575,000		American Home Products Corp., Note, 7.90%, 2/15/2005	1,721,963
400,000		Lilly (Eli) & Co., Unsecured Note, 6.57%, 1/1/2016	422,948

		TOTAL	4,494,429

		Printing & Publishing--0.5%
300,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	315,837
1,500,000		News America Holdings, Inc., Company Guarantee, 9.25%, 2/1/2013	1,707,135
1,200,000		Reed Elsevier, Inc., Company Guarantee, 6.75%, 8/1/2011	1,243,728

		TOTAL	3,266,700

		Rail Industry--0.3%
1,850,000		Canadian Pacific Railway Ltd., Bond, 7.125%, 10/15/2031	1,883,966

		Real Estate--0.9%
5,000,000		EOP Operating LP, Note, 7.375%, 11/15/2003	5,210,100
750,000		Sun Communities Operating LP, MTN, 6.77%, 5/16/2005	761,183

		TOTAL	5,971,283

		Retailers--0.1%
400,000		Shopko Stores, Inc., Sr. Note, 9.25%, 3/15/2022	324,000

		Services--0.0%
248,000		Stewart Enterprises, Inc., Note, 6.40%, 5/1/2003	249,240

		Sovereign--0.8%
1,000,000		Korea Development Bank, Bond, 6.50%, 11/15/2002	1,012,820
5,300,000		New South Wales Treasury Corp., Local Gov't. Guarantee, 6.50%, 5/1/2006	3,031,376
1,000,000		Quebec, Province of, Note, 5.50%, 4/11/2006	1,033,520

		TOTAL	5,077,716

Principal Amount			Value
		CORPORATE BONDS--continued
		Steel--0.3%
$2,000,000	[1]	Allegheny Technologies, Inc., Note, 8.375%, 12/15/2011	$2,084,360

		Supranational--0.2%
1,000,000		Corp Andina De Fomento, Note, 7.375%, 1/18/2011	1,041,680

		Technology Services--1.3%
2,000,000		Computer Sciences Corp., Unsecured Note, 7.375%, 6/15/2011	2,112,440
3,100,000	[2]	International Business Machines Corp., Note, 6.45%, 8/1/2007	3,295,517
2,750,000		Unisys Corp., Sr. Note, 8.125%, 6/1/2006	2,811,875

		TOTAL	8,219,832

		Telecommunications & Cellular--3.0%
1,000,000		AT&T Canada, Inc., Sr. Note, 10.625%, 11/1/2008	145,000
600,000		AT&T Canada, Inc., Sr. Note, 12.00%, 8/15/2007	99,000
3,000,000	[1]	AT&T Corp., Sr. Note, 7.30%, 11/15/2011	2,722,500
1,800,000		Citizens Communications Co., Sr. Unsecured Note, 9.25%, 5/15/2011	1,893,798
2,300,000		Citizens Utilities Co., Deb., 6.80%, 8/15/2026	2,355,959
1,050,000		Intermedia Communications, Inc., Sr. Sub. Note, Series B, 12.25%, 3/1/2009	477,750
3,000,000		Qwest Capital Funding, Company Guarantee, 7.25%, 2/15/2011	2,295,000
3,000,000	[1]	Sprint Capital Corp., Bond, 8.75%, 3/15/2032	2,883,780
250,000		Sprint Capital Corp., Company Guarantee, 5.875%, 5/1/2004	241,023
1,000,000	[1]	Sprint Capital Corp., Note, 8.375%, 3/15/2012	1,004,130
1,462,000		Tritel PCS, Inc., Company Guarantee, 10.375%, 1/15/2011	1,567,995
3,400,000		Verizon Global Funding Corp., Note, 7.25%, 12/1/2010	3,557,998

		TOTAL	19,243,933

		Utilities--1.3%
600,000		Cincinnati Gas and Electric Co., Deb, 6.35%, 6/15/2003	614,100
3,250,000		FirstEnergy Corp., Note, 7.375%, 11/15/2031	3,097,770
1,050,000		Homer City Funding LLC, Company Guarantee, 8.734%, 10/1/2026	998,533
250,000	[1]	Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026	219,310
250,000	[1]	Oncor, Electric Delivery Note, 6.375%, 5/1/2012	254,638
2,000,000	[1]	PSEG Power LLC, Sr. Note, 7.75%, 4/15/2011	2,109,680
900,000		Utilicorp United, Inc., Sr. Note, 7.95%, 2/1/2011	833,571

		TOTAL	8,127,602

		TOTAL CORPORATE BONDS (IDENTIFIED COST $200,310,169)	201,001,622

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.3%
		Structured Product --1.0%
$742,083	[1]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.26%, 2/15/2029	$764,924
2,000,000		Chase Credit Card Owner Trust 1999-3, Class A, 6.66%, 1/15/2007	2,125,440
750,000		Citibank Credit Card Master Trust 1997-6, Class A, 6.323%, 8/15/2006	690,143
1,900,000		Green Tree Financial Corp. 1999-5, Class B1, 9.20%, 4/1/2031	1,475,581
197,947	[1]	Merrill Lynch Mortgage Investors, Inc. 1998-FF3, Class BB, 5.50%, 11/20/2029	178,152
1,258,402		Option One Mortgage Securities Corp. 2001-3, Class CTFS, 9.66%, 9/26/2031	1,259,340

		TOTAL	6,493,580

		Whole Loan--0.3%
1,500,000		Prime Credit Card Master Trust 2000-1, Class A, 6.70%, 10/15/2009	1,594,395
203,368	[1]	SMFC Trust Asset-Backed Certificates 1997-A, Class B1-4, 7.7191%, 1/28/2027	158,490

		TOTAL	1,752,885

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $8,365,227)	8,246,465

		GOVERNMENT AGENCIES--9.2%
200,000		Federal Home Loan Bank System, Series KS08, 5.665%, 9/11/2008	206,214
100,000		Federal Home Loan Bank System, Series MY02, 6.16%, 6/21/2002	100,249
100,000		Federal Home Loan Bank System, Series PJ08, 5.485%, 11/12/2008	102,039
20,000,000		Federal Home Loan Mortgage Corp., 4.875%, 3/15/2007	20,170,000
8,500,000		Federal Home Loan Mortgage Corp., 5.625%, 3/15/2011	8,567,065
9,000,000		Federal Home Loan Mortgage Corp., 5.75%, 3/15/2009	9,274,230
100,000		Federal Home Loan Mortgage Corp., 6.22%, 6/24/2008	102,138
2,500,000		Federal Home Loan Mortgage Corp., 6.625%, 9/15/2009	2,700,825
8,000,000		Federal National Mortgage Association, 5.50%, 2/15/2006	8,321,520
300,000		Federal National Mortgage Association, 6.27%, 2/13/2008	306,108
1,900,000		Federal National Mortgage Association, 6.50%, 8/15/2004	2,015,957
500,000		Federal National Mortgage Association, 6.75%, 7/30/2007	503,545
5,000,000		Federal National Mortgage Association, 8.30%, 5/27/2010	5,254,500
1,000,000		Tennessee Valley Authority, Series C, 6.00%, 3/15/2013	1,009,660

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $56,357,413)	58,634,050

Principal Amount or Shares			Value
		SOVEREIGN GOVERNMENT--3.0%
$4,600,000		Austria, Government of, 5.00%, 1/15/2008	$4,304,992
3,000,000		Canada, Government of, 5.00%, 9/1/2004	1,999,103
4,950,000		Germany, Government of, Bond, 3.75%, 1/4/2009	4,315,387
4,700,000		Germany, Government of, Bond, 4.00%, 2/16/2007	4,251,521
4,500,000		Germany, Government of, Bond, 5.25%, 1/4/2011	4,244,189

		TOTAL SOVEREIGN GOVERNMENT (IDENTIFIED COST $18,552,919)	19,115,192

		U.S. TREASURY SECURITIES--9.1%
		U.S. Treasury Bonds--7.9%
2,215,000		5.25%, 11/15/2028	2,057,226
24,000,000		5.375%, 2/15/2031	23,185,440
1,343,000	[2]	6.00%, 2/15/2026	1,379,610
3,000,000		6.125%, 11/15/2027	3,134,820
6,000,000		6.25%, 5/15/2030	6,424,860
1,300,000		6.25%, 8/15/2023	1,374,555
2,000,000		6.50%, 11/15/2026	2,185,140
3,700,000		8.125%, 5/15/2021	4,712,468
1,830,000		8.125%, 8/15/2019	2,313,449
1,210,000		8.75%, 5/15/2017	1,592,820
1,400,000		9.875%, 11/15/2015	1,980,286
300,000		11.75%, 11/15/2014	425,562

		TOTAL	50,766,236

		U.S. Treasury Notes--1.2%
8,000,000		3.50%, 11/15/2006	7,764,720

		TOTAL U.S. TREASURY SECURITIES (IDENTIFIED COST $58,140,305)	58,530,956

		PREFERRED STOCKS--0.2%
		Financial Intermediaries--0.2%
21,000		Citigroup, Inc., Series F, Cumulative Pfd., 6.365% (IDENTIFIED COST $1,003,086)	1,004,063

Shares			Value
		WARRANTS--0.0%
4,750	[3]	Arcadia Financial Ltd., Warrants (IDENTIFIED COST $0)	$48

		MUTUAL FUNDS--45.9%
21,525,621		Federated Mortgage Core Portfolio	218,700,306
17,318,313		Federated Prime Value Obligations Fund, Class IS	17,318,313
8,877,959		High Yield Bond Portfolio	57,795,513

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $287,558,649)	293,814,132

		TOTAL INVESTMENTS (IDENTIFIED COST $630,287,768)[4]	$640,346,528

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Directors. At May 31, 2002, these securities amounted to $26,485,015 which represents 4.1% of net assets.

2 Certain shares are temporarily on loan to unaffiliated broker/dealers.

3 Non-income producing.

4 The cost of investments for generally accepted accounting principles ("GAAP") is $630,287,768. Cost for federal tax purposes is $630,286,668. The difference between cost for GAAP and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities. The net unrealized appreciation of investments on a federal tax basis amounts to $10,059,860 which is comprised of $15,652,225 appreciation and $5,592,365 depreciation at May 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($639,868,785) at May 31, 2002.

The following acronym is used throughout this portfolio:

MTN	--Medium Term Note

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2002 (unaudited)

Assets:
Total investments in securities, at value (identified cost $630,287,768)		$640,346,528
Cash denominated in foreign currency (identified cost $92,817)		97,468
Income receivable		5,070,671
Receivable for shares sold		615,399
Cash held as collateral for securities lending		3,583,253

TOTAL ASSETS		649,713,319

Liabilities:
Payable for investments purchased	$2,749,202
Payable for shares redeemed	336,115
Income distribution payable	3,150,674
Payable on collateral due to broker	3,583,253
Accrued expenses	25,290

TOTAL LIABILITIES		9,844,534

Net assets for 60,722,243 shares outstanding		$639,868,785

Net Assets Consist of:
Paid in capital		$631,953,970
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		10,074,274
Accumulated net realized loss on investments and foreign currency transactions		(2,126,474)
Distributions in excess of net investment income		(32,985)

TOTAL NET ASSETS		$639,868,785

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($378,014,386 ÷ 35,872,998 shares outstanding)		$10.54

Offering price per share		$10.54

Redemption proceeds per share		$10.54

Institutional Service Shares:
Net asset value per share ($212,232,112 ÷ 20,140,734 shares outstanding)		$10.54

Offering price per share		$10.54

Redemption proceeds per share		$10.54

Class A Shares:
Net asset value per share ($13,352,713 ÷ 1,266,983 shares outstanding)		$10.54

Offering price per share (100/95.50 of $10.54)[1]		$11.04

Redemption proceeds per share		$10.54

Class B Shares:
Net asset value per share ($27,409,730 ÷ 2,600,925 shares outstanding)		$10.54

Offering price per share		$10.54

Redemption proceeds per share (94.50/100 of $10.54)[1]		$9.96

Class C Shares:
Net asset value per share ($8,859,844 ÷ 840,603 shares outstanding)		$10.54

Offering price per share		$10.54

Redemption proceeds per share (99.00/100 of $10.54)[1]		$10.43

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2002 (unaudited)

Investment Income:
Dividends			$8,648,721
Interest (net of foreign taxes withheld of $10,076)			10,564,766

TOTAL INCOME			19,213,487

Expenses:
Investment adviser fee		$1,194,263
Administrative personnel and services fee		224,521
Custodian fees		19,791
Transfer and dividend disbursing agent fees and expenses		70,096
Directors'/Trustees' fees		2,791
Auditing fees		5,374
Legal fees		3,284
Portfolio accounting fees		65,163
Distribution services fee--Institutional Service Shares		254,434
Distribution services fee--Class A Shares		12,837
Distribution services fee--Class B Shares		71,913
Distribution services fee--Class C Shares		23,875
Shareholder services fee--Institutional Shares		447,214
Shareholder services fee--Institutional Service Shares		254,434
Shareholder services fee--Class A Shares		12,837
Shareholder services fee--Class B Shares		23,971
Shareholder services fee--Class C Shares		7,958
Share registration costs		59,561
Printing and postage		26,876
Insurance premiums		791
Taxes		25,056
Miscellaneous		3,180

TOTAL EXPENSES		2,810,220

Waivers and Reimbursement:
Waiver of investment adviser fee	$(629,433)
Reimbursement of investment adviser fee	(4,489)
Waiver of transfer and dividend disbursing agent fees and expenses	(11,705)
Waiver of distribution services fee--Institutional Service Shares	(203,547)
Waiver of shareholder services fee--Institutional Shares	(447,214)

TOTAL WAIVERS AND REIMBURSEMENT		(1,296,388)

Net expenses			1,513,832

Net investment income			17,699,655

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(1,213,303)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(3,220,927)

Net realized and unrealized loss on investments and foreign currency transactions			(4,434,230)

Change in net assets resulting from operations			$13,265,425

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2002	Year Ended 11/30/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$17,699,655	$27,507,535
Net realized gain (loss) on investments and foreign currency transactions	(1,213,303)	2,911,022
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(3,220,927)	12,910,301

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	13,265,425	43,328,858

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(10,873,629)	(19,049,314)
Institutional Service Shares	(5,879,502)	(8,302,161)
Class A Shares	(285,699)	(39,737)
Class B Shares	(484,042)	(90,303)
Class C Shares	(160,611)	(28,223)
Distributions from net realized gain on investments and foreign currency transactions
Institutional Shares	(1,701,608)	--
Institutional Service Shares	(939,367)	--
Class A Shares	(37,701)	--
Class B Shares	(65,126)	--
Class C Shares	(22,837)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(20,450,122)	(27,509,738)

Share Transactions:
Proceeds from sale of shares	203,358,397	390,815,068
Proceeds from shares issued in connection with the tax-free transfer of assets from First Bank Chesterfield	--	4,491,019
Proceeds from shares issued in connection with the taxable transfer of assets from First Bank Chesterfield	--	2,870,369
Proceeds from shares issued in connection with the tax-free transfer of assets from Central National Bank of Enid	--	4,497,860
Net asset value of shares issued to shareholders in payment of distributions declared	6,764,125	8,600,068
Cost of shares redeemed	(124,852,931)	(181,008,248)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	85,269,591	230,266,136

Change in net assets	78,084,894	246,085,256

Net Assets:
Beginning of period	561,783,891	315,698,635

End of period	$639,868,785	$561,783,891

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

Six Months Ended (unaudited)
5/31/2002
Net Asset Value, Beginning of Period	$10.68
Income From Investment Operations:
Net investment income	0.32 [4]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.09)[4]

TOTAL FROM INVESTMENT OPERATIONS	0.23

Less Distributions:
Distributions from net investment income	(0.32)
Distributions from net realized gain on investments and foreign currency transactions	(0.05)

TOTAL DISTRIBUTIONS	(0.37)

Net Asset Value, End of Period	$10.54

Total Return[5]	2.22%

Ratios to Average Net Assets:
Expenses	0.35%[6]

Net investment income	6.08%[4,6]

Expense waiver/reimbursement[7]	0.47%[6]

Supplemental Data:
Net assets, end of period (000 omitted)	$378,014

Portfolio turnover	36%

1 The Fund has changed its fiscal year end from September 30 to November 30.

2 Beginning with the year ended September 30, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

3 Reflects operations for the period from October 1, 1996 (start of performance) to September 30, 1997.

4 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premiums on long-term debt securities. For the six months ended May 31, 2002, this effect had no change on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended	Period Ended	Year Ended September 30,
11/30/2001	11/30/2000 [1]	2000	1999 [2]	1998	1997 [3]
$10.25	$10.16	$10.18	$10.90	$10.32	$10.00

0.67	0.12	0.69	0.63	0.64	0.72
0.43	0.09	(0.01)	(0.70)	0.58	0.32

1.10	0.21	0.68	(0.07)	1.22	1.04

(0.67)	(0.12)	(0.69)	(0.63)	(0.64)	(0.72)
--	--	(0.01)	(0.02)	--	--

(0.67)	(0.12)	(0.70)	(0.65)	(0.64)	(0.72)

$10.68	$10.25	$10.16	$10.18	$10.90	$10.32

10.99%	2.03%	6.96%	(0.63)%	12.21%	10.52%

0.35%	0.35%[5]	0.35%	0.35%	0.32%	0.01%

6.32%	6.89%[5]	6.85%	6.10%	6.03%	7.15%

0.48%	0.50%[5]	0.48%	0.62%	1.09%	4.39%

$347,242	$233,016	$203,864	$145,428	$98,496	$16,700

68%	9%	49%	97%	75%	101%

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Six Months Ended (unaudited)
5/31/2002
Net Asset Value, Beginning of Period:	$10.68
Income From Investment Operations:
Net investment income	0.30 [4]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.09)[4]

TOTAL FROM INVESTMENT OPERATIONS	0.21

Less Distributions:
Distributions from net investment income	(0.30)
Distributions from net realized gain on investments and foreign currency transactions	(0.05)

TOTAL DISTRIBUTIONS	(0.35)

Net Asset Value, End of Period	$10.54

Total Return[5]	2.06%

Ratios to Average Net Assets:
Expenses	0.65%[6]

Net investment income	5.78%[4,6]

Expense waiver/reimbursement[7]	0.42%[6]

Supplemental Data:

Net assets, end of period (000 omitted)	$212,232

Portfolio turnover	36%

1 The Fund has changed its fiscal year end from September 30 to November 30.

2 Beginning with the year ended September 30, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

3 Reflects operations for the period from October 1, 1996 (start of performance) to September 30, 1997.

4 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premiums on long-term debt securities. For the six months ended May 31, 2002, this effect had no change on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended	Period Ended	Year Ended September 30,
11/30/2001	11/30/2000 [1]	2000	1999 [2]	1998	1997 [3]
$10.25	$10.16	$10.18	$10.90	$10.32	$10.00

0.64	0.11	0.66	0.60	0.61	0.69
0.43	0.09	(0.01)	(0.70)	0.58	0.32

1.07	0.20	0.65	(0.10)	1.19	1.01

(0.64)	(0.11)	(0.66)	(0.60)	(0.61)	(0.69)
--	--	(0.01)	(0.02)	--	--

(0.64)	(0.11)	(0.67)	(0.62)	(0.61)	(0.69)

$10.68	$10.25	$10.16	$10.18	$10.90	$10.32

10.66%	1.98%	6.64%	(0.93)%	11.87%	10.22%

0.65%	0.65%[5]	0.65%	0.65%	0.63%	0.31%

5.99%	6.58%[5]	6.64%	5.80%	5.70%	6.71%

0.43%	0.45%[5]	0.43%	0.57%	1.03%	4.59%

$190,476	$82,682	$75,687	$21,376	$13,425	$2,289

68%	9%	49%	97%	75%	101%

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Period Ended
	5/31/2002	11/30/2001 [1]
Net Asset Value, Beginning of Period	$10.68	$10.61
Income From Investment Operations:
Net investment income	0.29 [2]	0.17
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.09)[2]	0.07

TOTAL FROM INVESTMENT OPERATIONS	0.20	0.24

Less Distributions:
Distributions from net investment income	(0.29)	(0.17)
Distributions from net realized gain on investments and foreign currency transactions	(0.05)	--

TOTAL DISTRIBUTIONS	(0.34)	(0.17)

Net Asset Value, End of Period	$10.54	$10.68

Total Return[3]	1.96%	2.29%

Ratios to Average Net Assets:

Expenses	0.85%[4]	0.85%[4]

Net investment income	5.62%[2,4]	5.82%[4]

Expense waiver/reimbursement[5]	0.22%[4]	0.23%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$13,353	$7,302

Portfolio turnover	36%	68%

1 Reflects operations for the period from August 16, 2001 (date of initial public investment) to November 30, 2001.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premiums on long-term debt securities. For the six months ended May 31, 2002, this effect had no change on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Period Ended
	5/31/2002	11/30/2001 [1]
Net Asset Value, Beginning of Period	$10.68	$10.55
Income From Investment Operations:
Net investment income	0.27 [2]	0.18
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.09)[2]	0.13

TOTAL FROM INVESTMENT OPERATIONS	0.18	0.31

Less Distributions:
Distributions from net investment income	(0.27)	(0.18)
Distributions from net realized gain on investments and foreign currency transactions	(0.05)	--

TOTAL DISTRIBUTIONS	(0.32)	(0.18)

Net Asset Value, End of Period	$10.54	$10.68

Total Return[3]	1.71%	2.90%

Ratios to Average Net Assets:

Expenses	1.35%[4]	1.35%[4]

Net investment income	5.14%[2,4]	5.13%[4]

Expense waiver/reimbursement[5]	0.22%[4]	0.23%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$27,410	$12,877

Portfolio turnover	36%	68%

1 Reflects operations for the period from August 3, 2001 (date of initial public investment) to November 30, 2001.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premiums on long-term debt securities. For the six months ended May 31, 2002, this effect had no change on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Period Ended
	5/31/2002	11/30/2001	[1]
Net Asset Value, Beginning of Period	$10.68	$10.56
Income From Investment Operations:
Net investment income	0.27 [2]	0.18
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.09)[2]	0.12

TOTAL FROM INVESTMENT OPERATIONS	0.18	0.30

Less Distributions:
Distributions from net investment income	(0.27)	(0.18)
Distributions from net realized gain on investments and foreign currency transactions	(0.05)	--

TOTAL DISTRIBUTIONS	(0.32)	(0.18)

Net Asset Value, End of Period	$10.54	$10.68

Total Return[3]	1.71%	2.82%

Ratios to Average Net Assets:

Expenses	1.35%[4]	1.35%[4]

Net investment income	5.15%[2,4]	5.07	%4

Expense waiver/reimbursement[5]	0.22%[4]	0.23%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$8,860	$3,887

Portfolio turnover	36%	68%

1 Reflects operations for the period from August 2, 2001 (date of initial public investment) to November 30, 2001.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premiums on long-term debt securities. For the six months ended May 31, 2002, this effect had no change on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2002 (unaudited)

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers five classes of shares: Institutional Shares, Institutional Service Shares, Class A, B and C Shares. During the year ended November 30, 2001, the Fund added the following share classes:

Effective Date	Class Name
August 16, 2001	Class A Shares
August 3, 2001	Class B Shares
August 2, 2001	Class C Shares

The investment objective of the Fund is to provide total return.

On December 15, 2000, the Fund received a tax-free transfer of assets from First Bank Fixed-Income Fund B common trust and a taxable transfer of assets from the First Bank Fixed-Income Fund D collective trust, as follows:

Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Shares of the Fund Issued in Relation to Taxable Transfer of Assets	Tax-Free Transfer of Common Trust Fund Net Assets Received	Taxable Transfer of Collective Trust Fund Net Assets Received	Unrealized Depreciation Included in Tax-Free Net Assets Received	[1]
433,078	276,795	$4,491,019	$2,870,369	$122,578

1 Unrealized depreciation is included in the Tax-Free Transfer of Common Trust Fund Net Assets Received amount shown above.

Net Assets of Fund Prior to Combination	Net Assets of Common and Collective Trust Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
$321,807,689	$7,361,388	$329,169,077

On May 18, 2001, the Fund received a tax-free transfer of assets from Central Bank of Enid, a Common Trust Fund as follows:

Institutional Shares of the Fund Issued	Common Trust Fund Net Assets Received	Unrealized Appreciation	[2]	Net Assets of the Fund Prior to Combination	Net Assets of Common Trust Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
431,243	$4,497,860	$22,545		$438,418,606	$4,497,860	$442,916,466

2 Unrealized appreciation is included in the Common Trust Fund Net Assets Received amount shown above.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income securities, asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at their fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Federated Core Trust, ("Core Trust") which is managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management company, registered under the Investment Company Act of 1940, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage-backed fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. Additional information regarding High Yield Bond Portfolio and/or Federated Mortgage Core Portfolio is available upon request.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/ amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Effective December 1, 2001, Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts/amortizing premium on long-term debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in adjustments to the financial statements as follows:

	As of 12/1/2001		For the Six Months Ended 5/31/2002
	Cost of Investment	Distributions In Excess of Net Investment Income	Net Investment Income	Net Unrealized Appreciation/ Depreciation	Net Realized Loss
Increase (Decrease)	$5,563	$(5,563)	$(1,946)	$(6,663)	$8,609

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods by the Directors.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned must be in cash or government securities. Collateral is maintained at a minimum level of 100% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of May 31, 2002, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$3,583,253	$3,528,075

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

Capital Stock

At May 31, 2002, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	1,000,000,000
Institutional Service Shares	1,000,000,000
Class A Shares	1,000,000,000
Class B Shares	1,000,000,000
Class C Shares	1,000,000,000
TOTAL	5,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2002		Year Ended 11/30/2001
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	9,362,983	$98,183,982	19,649,644	$207,084,621
Shares issued in connection with the tax free transfer of assets from First Bank Chesterfield	--	--	433,078	4,491,019
Shares issued in connection with the taxable transfer of assets from First Bank Chesterfield	--	--	276,795	2,870,369
Shares issued in connection with the tax free transfer of assets from Central Bank of Enid conversion	--	--	431,243	4,497,860
Shares issued to shareholders in payment of distributions declared	303,069	3,181,546	508,170	5,367,730
Shares redeemed	(6,302,187)	(66,124,995)	(11,514,355)	(121,309,299)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,363,865	$35,240,533	9,784,575	$103,002,300

	Six Months Ended 5/31/2002		Year Ended 11/30/2001[1]
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	7,235,964	$75,845,938	15,058,031	$158,926,659
Shares issued to shareholders in payment of distributions declared	286,096	3,002,707	295,306	3,126,624
Shares redeemed	(5,214,246)	(54,580,257)	(5,583,961)	(58,957,507)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	2,307,814	$24,268,388	9,769,376	$103,095,776

	Six Months Ended 5/31/2002		Year Ended 11/30/2001[2]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	728,126	$7,633,808	689,585	$7,424,980
Shares issued to shareholders in payment of distributions declared	13,547	142,126	1,832	19,637
Shares redeemed	(158,223)	(1,659,897)	(7,884)	(84,302)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	583,450	$6,116,037	683,533	$7,360,315

	Six Months Ended 5/31/2002		Year Ended 11/30/2001[3]
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,517,038	$15,913,403	1,260,111	$13,493,325
Shares issued to shareholders in payment of distributions declared	31,564	331,165	6,308	67,746
Shares redeemed	(153,194)	(1,607,608)	(60,902)	(653,067)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	1,395,408	$14,636,960	1,205,517	$12,908,004

	Six Months Ended 5/31/2002		Year Ended 11/30/2001[4]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	550,545	$5,781,266	362,565	$3,885,483
Shares issued to shareholders in payment of distributions declared	10,157	106,581	1,707	18,331
Shares redeemed	(83,996)	(880,174)	(375)	(4,073)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	476,706	$5,007,673	363,897	$3,899,741

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	8,127,243	$85,269,591	21,806,898	$230,266,136

1 Reflects operations for the period from October 1, 2000 to November 30, 2000, due to fiscal year end change.

2 Reflects operations for the period from August 16, 2001 (start of performance) to November 30, 2001.

3 Reflects operations for the period from August 3, 2001 (start of performance) to November 30, 2001.

4 Reflects operations for the period from August 2, 2001 (start of performance) to November 30, 2001.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Institutional Service Shares, Class A, B and C Shares to finance activities intended to result in the sale of the Fund's Institutional Service Shares, Class A, B and C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A	0.25%
Class B	0.75%
Class C	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government and short-term securities, (and in-kind contributions), for the period ended May 31, 2002, were as follows:

Purchases	$206,303,639

Sales	$98,169,922

Purchases and sales of long-term U.S. government securities for the period ended May 31, 2002, were as follows:

Purchases	$91,240,559

Sales	$106,069,532

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Total Return Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 31428Q101
Cusip 31428Q507
Cusip 31428Q820
Cusip 31428Q812
Cusip 31428Q796

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

G01664-01 (7/02)